ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

NOTE 1 - ORGANIZATION

Business

Ozop Energy Solutions, Inc. (the” Company,” “we,” “us” or “our”) was originally incorporated as Newmarkt Corp. on July 17, 2015, under the laws of the State of Nevada.

Ozop Energy Systems, Inc. a Nevada corporation and a wholly owned subsidiary of the Company, operates in the renewable, electric vehicle (“EV”), energy storage and energy resiliency sectors. Ozop Engineering and Design Inc. a Nevada corporation and a wholly owned subsidiary of the Company, specializes in lighting commissioning services. EV Insurance Company a Delaware corporation and a wholly owned subsidiary of the Company, DBA as Ozop Plus markets vehicle service contracts (VSC’s”) for EV’s that offer consumers to be able to purchase additional months and miles above the manufacturer’s warranty. Automated Room Controls, Inc, a Nevada corporation and a wholly owned subsidiary of the Company have developed products to be an advanced lighting controls system, intricately engineered to integrate sophisticated wired and wireless technologies.

Reverse Stock Split

On January 16, 2026, the Company filed a Certificate of Amendment to the Certificate of Incorporation of the Company with the Nevada Secretary of State to effect a reverse stock split at a 1-for-5,000 ratio. On January 21, 2026 (the “Effective Time”), every 5,000 shares of issued and outstanding Common Stock automatically combined into one issued share of common stock, with no change in par value. No fractional shares were issued as a result of the Reverse Stock Split. Instead of issuing fractional shares, the Company rounded shares up or down to the nearest whole number as determined by DTC at the participant level. The Reverse Stock Split did not modify any voting rights or other terms of the Common Stock. The Company’s Common Stock began trading on a reverse stock split-adjusted basis at the open of the markets on February 21, 2026. As a result, the number of shares of Common Stock outstanding was reduced from 13,327,772,635 shares to 2,665,555 shares, exclusive of 58,309 whole shares issued for rounding up fractional shares (which were issued in January 2026), and the number of authorized shares of Common Stock remains 25,990,000,000 shares.

Unless otherwise indicated, all issued and outstanding stock and per share amounts contained in the accompanying consolidated financial statements have been adjusted to reflect the 1-for-5,000 Reverse Stock Split for all prior periods presented. Proportionate adjustments were made to the exercise prices and the number of shares underlying outstanding warrants and any convertible instruments, as applicable.

The impacts of the Reverse Stock Split were applied retroactively for all periods presented in accordance with applicable guidance, less the number of rounded whole shares issued for fractional shares. Therefore, prior period amounts are different than those previously reported. Certain amounts within the following tables may not foot due to rounding.

The following table illustrates changes in equity, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for the periods presented:

	March 31, 2025
	As Previously Reported	Impact of Reverse Stock Split	As Revised

Common stock - shares	8,219,844,297	(8,218,200,327)	1,643,970
Common stock - amount	$8,219,844	$(8,218,200)	$1,644
Common stock to be issued- shares	637,755	(637,627)	128
Common stock to be issued- amount	$638	$(638)	$-
Additional paid-in capital	$197,439,693	$8,218,838	$205,658,531

	December 31, 2024
	As Previously Reported	Impact of Reverse Stock Split	As Revised

Common stock - shares	7,086,021,742	(7,084,604,538)	1,417,204
Common stock - amount	$7,086,021	$(7,084,604)	$1,417
Common stock to be issued - shares	637,755	(637,627)	128
Common stock to be issued - amount	$638	$(638)	$-
Additional paid-in capital	$198,312,711	$7,085,242	$205,397,953

The following table illustrates changes in loss per share and weighted average shares outstanding, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for periods presented:

	Three Months ended March 31, 2025
	As Previously Reported	Impact of Reverse Stock Split	As Revised
Loss attributable to common shareholders	$(1,557,171)	$—	$(1,557,171)
Weighted average shares used to compute basic and diluted EPS	7,609,003,782	(7,607,481,981)	1,521,801
Loss from continuing operations per share - basic and diluted	$(0.00)	$(1.02)	$(1.02)
Income from discontinued operations per share - basic and diluted	$0.00	$-	$0.00
Loss per share - basic and diluted	$(0.00)	$(1.02)	$(1.02)

The following shares of common stock exercisable or issuable from outstanding stock warrants and convertible instruments were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	March 31, 2025
	As Previously Reported	Impact of Reverse Stock Split	As Revised
Unexercised common stock purchase warrants	732,024,518	(731,878,113)	146,405
Convertible preferred stock	12,329,766,446	(12,327,300,493)	2,465,953
Convertible notes payable	471,429,292	(471,335,006)	94,286
Promissory notes payable	7,577,465,753	(7,575,950,260)	1,515,493

NOTE 1 - ORGANIZATION

Business

Ozop Energy Solutions, Inc. (the” Company,” “we,” “us” or “our”) was originally incorporated as Newmarkt Corp. on July 17, 2015, under the laws of the State of Nevada.

On July 10, 2020, the Company entered into a Stock Purchase Agreement (the “SPA”) with Power Conversion Technologies, Inc., a Pennsylvania corporation (“PCTI”), and Catherine Chis (“Chis”), PCTI’s Chief Executive Officer (“CEO”) and its sole shareholder. Under the terms of the SPA, the Company acquired one thousand (1,000) shares of PCTI, which represents all of the outstanding shares of PCTI, from Chis in exchange for the issuance of 47,500 shares of the Company’s Series C Preferred Stock, 18,667 shares of the Company’s Series D Preferred Stock, and 500 shares of the Company’s Series E Preferred Stock to Chis.

On October 29, 2020, the Company formed a new wholly owned subsidiary, Ozop Surgical Name Change Subsidiary, Inc., a Nevada corporation (“Merger Sub”). The Merger Sub was formed under the Nevada Revised Statutes for the sole purpose and effect of changing the Company’s name to “Ozop Energy Solutions, Inc.” That same day the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with the Merger Sub and filed Articles of Merger (the “Articles of Merger”) with the Nevada Secretary of State, merging the Merger Sub into the Company, which were stamped effective as of November 3, 2020. As permitted by the Section 92.A.180 of the Nevada Revised Statutes, the sole purpose and effect of the filing of Articles of Merger was to change the name of the Company from Ozop Surgical Corp to “Ozop Energy Solutions, Inc.”

On December 11, 2020, the Company formed Ozop Energy Systems, Inc. (“OES”), a Nevada corporation and a wholly owned subsidiary of the Company. OES was formed to be a manufacturer and distributor of renewable energy products.

On August 19, 2021, the Company formed Ozop Capital Partners, Inc. (“Ozop Capital”), a Delaware corporation and a wholly owned subsidiary of the Company. Brian Conway was appointed as the sole officer and director of Ozop Capital and has voting control of Ozop Capital.

On October 29, 2021, EV Insurance Company, Inc. (“EVCO”) was formed as a captive insurance company in the State of Delaware. EVCO is a wholly owned subsidiary of Ozop Capital. On January 7, 2022, EVCO filed with New Castle County, Delaware DBA OZOP Plus.

On February 25, 2022, the Company formed Ozop Engineering and Design, Inc. (“OED”) a Nevada corporation, as a wholly owned subsidiary of the Company. OED was formed to become a premier engineering and lighting control design firm. OED offers product and design support for lighting and solar projects with a focus on fast lead times and technical support. OED and our partners are able to offer the resources needed for lighting, solar and electrical design projects. OED will provide customers systems to coordinate the understanding of electrical usage with the relationship between lighting design and lighting controls, by developing more efficient ecofriendly designs. We work with architects, engineers, facility managers, electrical contractors and engineers.

On June 11, 2024, the Company formed Automated Room Controls, Inc. (“ARC”) a Nevada corporation, as a wholly owned subsidiary of the Company. ARC was created to address a significant need in the lighting controls industry. ARC’s personnel has extensive experience in lighting controls since 2012, bringing together IT specialists and lighting control experts. We believe that easy deployment and creative applications can transform lighting controls into essential tools for enhancing the utility and ambiance of any space. The Company’s mission is to deliver cutting-edge technology that simplifies complex control needs, ensuring seamless integration and exceptional performance.

Reverse Stock Split

On January 16, 2026, the Company filed a Certificate of Amendment to the Certificate of Incorporation of the Company with the Nevada Secretary of State to effect a reverse stock split at a 1-for-5,000 ratio. On January 21, 2026 (the “Effective Time”), every 5,000 shares of issued and outstanding Common Stock automatically combined into one issued share of common stock, with no change in par value. No fractional shares were issued as a result of the Reverse Stock Split. Instead of issuing fractional shares, the Company rounded shares up or down to the nearest whole number as determined by DTC at the participant level. The Reverse Stock Split did not modify any voting rights or other terms of the Common Stock. The Company’s Common Stock began trading on a reverse stock split-adjusted basis at the open of the markets on February 21, 2026. As a result, the number of shares of Common Stock outstanding was reduced from 13,327,772,635 shares to 2,665,555 shares, exclusive of 58,309 whole shares issued for rounding up fractional shares (which were issued in January 2026), and the number of authorized shares of Common Stock remains 25,990,000,000 shares.

Unless otherwise indicated, all issued and outstanding stock and per share amounts contained in the accompanying consolidated financial statements have been adjusted to reflect the 1-for-5,000 Reverse Stock Split for all prior periods presented. Proportionate adjustments were made to the exercise prices and the number of shares underlying outstanding warrants and any convertible instruments, as applicable.

The impacts of the Reverse Stock Split were applied retroactively for all periods presented in accordance with applicable guidance, less the number of rounded whole shares issued for fractional shares. Therefore, prior period amounts are different than those previously reported. Certain amounts within the following tables may not foot due to rounding.

The following table illustrates changes in equity, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for the periods presented:

	December 31, 2024
	As Previously Reported	Impact of Reverse Stock Split	As Revised

Common stock - shares	7,086,021,742	(7,084,604,538)	1,417,204
Common stock - amount	$7,086,021	$(7,084,604)	$1,417
Common stock to be issued - shares	637,755	(637,627)	128
Common stock to be issued - amount	$638	$(638)	$-
Additional paid-in capital	$198,312,711	$7,085,242	$205,397,953

	December 31, 2023
	As Previously Reported	Impact of Reverse Stock Split	As Revised
Common stock - shares	5,481,513,400	(5,480,417,097)	1,096,303
Common stock - amount	$5,481,513	$(5,480,417)	$1,096
Common stock to be issued - shares	637,755	(637,627)	128
Common stock to be issued - amount	$638	$(638)	$-
Additional paid-in capital	$198,704,849	$5,481,055	$204,185,904

The following table illustrates changes in loss per share and weighted average shares outstanding, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for periods presented:

	Year ended December 31, 2024
	As Previously Reported	Impact of Reverse Stock Split	As Revised
Loss attributable to common shareholders	$(6,198,161)	$—	$(6,198,161)
Weighted average shares used to compute basic and diluted EPS	6,345,758,683	(6,344,489,531)	1,269,152
Loss from continuing operations per share - basic and diluted	$(0.00)	$(4.89)	$(4.89)
Income from discontinued operations per share - basic and diluted	$0.00	$-	$0.00
Loss per share - basic and diluted	$(0.00)	$(4.88)	$(4.88)

The following shares of common stock exercisable or issuable from outstanding stock warrants and convertible instruments were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	December 31, 2024
	As Previously Reported	Impact of Reverse Stock Split	As Revised
Unexercised common stock purchase warrants	732,024,518	(731,878,113)	146,405
Convertible preferred stock	10,629,032,613	(10,626,906,806)	2,125,807
Convertible notes payable	128,575,444	(128,549,729)	25,715
Promissory notes payable	1,225,410,959	(1,225,165,877)	245,082